Risk management - Liquidity and funding risks, on and off balance sheet encumbrances (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) component	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Encumbered assets and collateral received and matching liabilities
Total assets	€ 1,508,250.0	€ 1,522,695.0	€ 1,459,271.0
Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	26.60%	24.10%
Total assets encumbered	€ 1,635,900.0
Liquidity risk | With property collateral
Encumbered assets and collateral received and matching liabilities
Matching liabilities, contingent liabilities or securities lent	306,300.0
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 435,100.0
Number of categories of encumbered assets | component	2
Liquidity risk | On-balance-sheet assets | With property collateral
Encumbered assets and collateral received and matching liabilities
Total assets	€ 350,400.0
Percent of total assets encumbered	71.00%
Liquidity risk | On-balance-sheet assets | With property collateral | Unmatured
Encumbered assets and collateral received and matching liabilities
Total assets	€ 35,700.0
Liquidity risk | On-balance-sheet assets | With property collateral | Within 1 month
Encumbered assets and collateral received and matching liabilities
Total assets	40,200.0
Liquidity risk | On-balance-sheet assets | With property collateral | 1 to 3 months
Encumbered assets and collateral received and matching liabilities
Total assets	10,200.0
Liquidity risk | On-balance-sheet assets | With property collateral | 3 to 12 months
Encumbered assets and collateral received and matching liabilities
Total assets	35,500.0
Liquidity risk | On-balance-sheet assets | With property collateral | 1 to 2 years
Encumbered assets and collateral received and matching liabilities
Total assets	32,400.0
Liquidity risk | On-balance-sheet assets | With property collateral | 2 to 3 years
Encumbered assets and collateral received and matching liabilities
Total assets	106,400.0
Liquidity risk | On-balance-sheet assets | With property collateral | 3 to 5 years
Encumbered assets and collateral received and matching liabilities
Total assets	50,500.0
Liquidity risk | On-balance-sheet assets | With property collateral | 5 to 10 years
Encumbered assets and collateral received and matching liabilities
Total assets	23,900.0
Liquidity risk | On-balance-sheet assets | With property collateral | More than 10 years
Encumbered assets and collateral received and matching liabilities
Total assets	15,600.0
Liquidity risk | On-balance-sheet assets | With property collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Total assets	249,500.0
Liquidity risk | On-balance-sheet assets | With property collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Total assets	5,800.0
Fair value of asset	5,800.0
Liquidity risk | On-balance-sheet assets | With property collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Total assets	61,900.0
Fair value of asset	60,700.0
Liquidity risk | On-balance-sheet assets | With property collateral | Other
Encumbered assets and collateral received and matching liabilities
Total assets	33,200.0
Liquidity risk | On-balance-sheet assets | Without collateral
Encumbered assets and collateral received and matching liabilities
Fair value of asset	1,157,900.0
Liquidity risk | On-balance-sheet assets | Without collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Fair value of asset	884,700.0
Liquidity risk | On-balance-sheet assets | Without collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Total assets	9,900.0
Fair value of asset	9,900.0
Liquidity risk | On-balance-sheet assets | Without collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Total assets	115,400.0
Fair value of asset	114,600.0
Liquidity risk | On-balance-sheet assets | Without collateral | Other
Encumbered assets and collateral received and matching liabilities
Fair value of asset	148,700.0
Liquidity risk | Off-balance-sheet assets | With property collateral
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	84,700.0
Fair value of collateral received or own debt securities issued available for encumbrance	43,000.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Unmatured
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	29,700.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Within 1 month
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	30,600.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 1 to 3 months
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	3,900.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 3 to 12 months
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	16,900.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 1 to 2 years
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,400.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 2 to 3 years
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	500.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 3 to 5 years
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1,600.0
Liquidity risk | Off-balance-sheet assets | With property collateral | 5 to 10 years
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0.0
Liquidity risk | Off-balance-sheet assets | With property collateral | More than 10 years
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	100.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Loans and advances
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Equity instruments
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	3,500.0
Fair value of collateral received or own debt securities issued available for encumbrance	5,900.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Debt securities
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	80,300.0
Fair value of collateral received or own debt securities issued available for encumbrance	37,100.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Other collateral received
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	900.0
Fair value of collateral received or own debt securities issued available for encumbrance	0.0
Liquidity risk | Off-balance-sheet assets | With property collateral | Own debt securities issued other than own covered bonds or ABSs
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	0.0
Fair value of collateral received or own debt securities issued available for encumbrance	€ 900.0